Total Compensation Expense Recognized Relating to Options Granted to Employees (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 05, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense		$ 29,335	¥ 190,027	¥ 233,735	¥ 67,769
Cost of Revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense		1,918	12,422	7,163	8,054
Selling and Marketing Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense		2,082	13,488	13,482	13,405
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense	¥ 117,207	23,745	153,814	208,914	40,711
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation expense		$ 1,590	¥ 10,303	¥ 4,176	¥ 5,599